Obligations Related to Finance Leases - Schedule of Repayments of Capital Leases Including Imputed Interest (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Teekay Tankers | Suezmax, Aframax and LR2 Vessels [Member]
Capital Leased Assets [Line Items]
Finance Lease, Liability, Payments, Due Next Twelve Months	$ 56,364
Finance Lease, Liability, Payments, Due Year Two	56,202
Finance Lease, Liability, Payments, Due Year Three	56,193
Finance Lease, Liability, Payments, Due Year Four	56,184
Finance Lease, Liability, Payments, Due Year Five	56,328
Thereafter	320,388
Teekay LNG | Sales-type lease [Member] | LNG Carriers
Capital Leased Assets [Line Items]
Finance Lease, Liability, Payments, Due Next Twelve Months	140,386
Finance Lease, Liability, Payments, Due Year Two	138,601
Finance Lease, Liability, Payments, Due Year Three	136,959
Finance Lease, Liability, Payments, Due Year Four	135,459
Finance Lease, Liability, Payments, Due Year Five	132,011
Thereafter	$ 1,198,366